Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of May 2017

Collection Period Start	1-May-17	Distribution Date	15-Jun-17
Collection Period End	31-May-17	30/360 Days	30
Beg. of Interest Period	15-May-17	Actual/360 Days	31
End of Interest Period	15-Jun-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	164,278,529.69	131,497,868.14	0.1167565
Total Securities		1,126,257,618.08	164,278,529.69	141,980,896.51	0.1260643
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	260,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.120000%	296,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.290000%	129,050,000.00	0.00	0.00	0.0000000
Certificates	0.000000%	180,207,618.08	164,278,529.69	141,980,896.51	0.7878740

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	0.00	0.00	0.0000000	0.0000000
Certificates	32,780,661.55	0.00	181.9049711	0.0000000
Total Securities	32,780,661.55	0.00

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				2,295,958.72
Monthly Interest				821,289.47
Total Monthly Payments				3,117,248.19

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				150,338.47
Aggregate Sales Proceeds Advance				14,222,400.91
Total Advances				14,372,739.38

Vehicle Disposition Proceeds:
Reallocation Payments				25,971,495.57
Repurchase Payments				1,665,159.94
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,204,589.13
Excess Wear and Tear and Excess Mileage				350,037.16
Remaining Payoffs				0.00
Net Insurance Proceeds				317,982.14
Residual Value Surplus				597,856.38
Total Collections				52,597,107.89

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	15,537,411.00			994
Involuntary Repossession	93,028.00			7
Voluntary Repossession	59,700.00			5
Full Termination	10,216,178.57			687
Bankruptcty	65,178.00			3
Insurance Payoff		312,469.30		18
Customer Payoff			353,493.95	21
Grounding Dealer Payoff			4,174,063.70	231
Dealer Purchase			1,002,648.66	53
Total	25,971,495.57	312,469.30	5,530,206.31	2,019

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of May 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	9,406	190,277,236.83	7.00000%	164,278,529.69
Total Depreciation Received		(2,764,624.53)		(2,263,065.84)
Principal Amount of Gross Losses	(35)	(717,188.14)		(632,996.57)
Repurchase / Reallocation	(100)	(1,825,336.19)		(1,665,159.94)
Early Terminations	(741)	(14,816,964.16)		(12,523,731.18)
Scheduled Terminations	(961)	(17,656,577.93)		(15,695,708.02)
Pool Balance - End of Period	7,569	152,496,545.88		131,497,868.14

Remaining Pool Balance
Lease Payment				14,589,822.11
Residual Value				116,908,046.03
Total				131,497,868.14

III. DISTRIBUTIONS

Total Collections					52,597,107.89
Reserve Amounts Available for Distribution					16,147,791.13
Total Available for Distribution					68,744,899.02

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					673,573.21
3. Reimbursement of Sales Proceeds Advance					45,636,793.86
4. Servicing Fee:
Servicing Fee Due					136,898.77
Servicing Fee Paid					136,898.77
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					46,447,265.84

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					0.00

Class A-2a Notes Monthly Interest Paid					0.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					0.00

Class A-2b Notes Monthly Interest Paid					0.00
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of May 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	0.00

Class A-4 Notes Monthly Interest Paid	0.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	-
Total Note and Certificate Monthly Interest Paid	0.00
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	22,297,633.18

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	0.00

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	0.00
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	22,297,633.18

Total Certificateholders' Principal Carryover Shortfall	(10,483,028.37)
Total Certificateholders' Principal Distributable Amount	32,780,661.55
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of May 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,631,288.09
Required Reserve Account Amount			16,893,864.27
Beginning Reserve Account Balance			16,147,791.13
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			16,147,791.13
Reserve Fund Draw Amount			16,147,791.13
Deposit of Remaining Available Collections			0.00
Gross Reserve Account Balance			(0.00)
Remaining Available Collections Released to Seller			0.00
Total Ending Reserve Account Balance			(0.00)

V. POOL STATISTICS

Weighted Average Remaining Maturity			4.97
Monthly Prepayment Speed			114%
Lifetime Prepayment Speed			88%

		$	units
Recoveries of Defaulted and Casualty Receivables		634,559.78
Securitization Value of Defaulted Receivables and Casualty Receivables		632,996.57	35
Aggregate Defaulted and Casualty Gain (Loss)		1,563.21
Pool Balance at Beginning of Collection Period		164,278,529.69
Net Loss Ratio
Current Collection Period		0.0010%
Preceding Collection Period		-0.0208%
Second Preceding Collection Period		-0.0191%
Third Preceding Collection Period		0.0000%

Cumulative Net Losses for all Periods		0.4228%	4,761,547.53

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	1.01%	1,659,820.47	98
61-90 Days Delinquent	0.29%	481,147.24	28
91-120+ Days Delinquent	0.07%	116,798.78	7
More than 120 Days	0.01%	18,779.99	1
Total Delinquent Receivables:	1.39%	2,276,546.48	134

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.38%	0.38%
Preceding Collection Period		0.41%	0.38%
Second Preceding Collection Period		0.34%	0.33%
Third Preceding Collection Period		0.36%	0.38%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		25,753,589.57	1,681
Securitization Value		27,949,392.79	1,681
Aggregate Residual Gain (Loss)		(2,195,803.22)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		408,323,444.67	28,157
Cumulative Securitization Value		453,513,245.50	28,157
Cumulative Residual Gain (Loss)		(45,189,800.83)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			31,414,392.95
Reimbursement of Outstanding Advance			45,636,793.86
Additional Advances for current period			14,222,400.91
Ending Balance of Residual Advance			0.00

Beginning Balance of Payment Advance			523,234.74
Reimbursement of Outstanding Payment Advance			673,573.21
Additional Payment Advances for current period			150,338.47
Ending Balance of Payment Advance			0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of May 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO